UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 600, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		July 31, 2019

Shares	COMMON STOCKS - 98.13%	Value
	Aerospace & Defense - 2.71%
369,936	CPI Aerostructures, Inc. (a)	$2,903,998
188,068	GSE Systems, Inc. (a)	406,227
		3,310,225
	Auto Parts & Equipment - 6.46%
150,649	Miller Industries, Inc.	4,703,262
120,000	Motorcar Parts of America, Inc. (a)	2,145,600
31,639	Stoneridge, Inc. (a)	1,030,482
		7,879,344
	Automotive Retail - 0.41%
100,000	Lazydays Holdings, Inc. (a)	505,000
		505,000
	Banking - 0.59%
32,800	Northeast Bank	719,960
		719,960
	Biotechnology - 0.36%
4,900	BioSpecifics Technologies Corp. (a)	284,690
5,600	Hemacare Corp. (a)	71,680
6,900	Opiant Pharmaceuticals, Inc. (a)	83,421
		439,791
	Building Materials - 4.78%
154,500	BlueLinx Holdings, Inc. (a)	3,276,945
439,132	Huttig Building Products, Inc. (a)	1,137,352
87,400	PGT Innovations, Inc. (a)	1,408,888
		5,823,185
	Business Services - 6.28%
274,653	CynergisTek, Inc. (a)	1,170,022
219,744	DLH Holdings Corp. (a)	1,054,771
76,842	GP Strategies Corp. (a)	1,220,251
259,841	Information Services Group, Inc. (a)	706,767
65,000	New Media Investment Group, Inc.	700,050
52,109	PCM, Inc. (a)	1,814,956
266,543	PFSweb, Inc. (a)	980,878
		7,647,695
	Chemical & Related Products - 7.61%
384,148	Northern Technologies International Corp.	4,340,872
307,526	OMNOVA Solutions, Inc. (a)	3,059,884
197,763	Trecora Resources (a)	1,876,771
		9,277,527
	Commercial Banks - 3.44%
67,400	Bankwell Financial Group, Inc.	1,893,940
46,600	Esquire Financial Holdings, Inc. (a)	1,195,290
25,000	Triumph Bancorp, Inc. (a)	780,250
13,000	Veritex Holdings, Inc.	332,670
		4,202,150
	Commercial Services - 0.83%
48,000	TriState Capital Holdings, Inc. (a)	1,008,000
		1,008,000
	Construction & Engineering - 5.01%
45,500	Gencor Industries, Inc. (a)	580,580
532,900	Hill International, Inc. (a)	1,678,635
138,776	IES Holdings, Inc. (a)	2,513,233
150,000	Limbach Holdings, Inc. (a)	1,332,000
		6,104,448

	Consumer Goods - 1.22%
200,000	New Age Beverages Corp. (a)	748,000
70,000	Turtle Beach Corp. (a)	727,300
		1,475,300
	Consumer Products - Manufacturing - 2.37%
96,003	Delta Apparel, Inc. (a)	1,827,897
62,041	Superior Group of Cos., Inc.	1,055,938
		2,883,835
	Consumer Services - 2.31%
146,583	Primo Water Corp. (a)	2,165,031
100,000	ZAGG, Inc. (a)	663,000
		2,828,031
	Data Processing, Hosting and Related Services - 2.80%
260,000	Limelight Networks, Inc. (a)	704,600
208,000	Ooma, Inc. (a)	2,710,240
		3,414,840
	Electronic Equipment & Instruments - 2.41%
116,105	Bel Fuse, Inc. - Class B	1,914,572
181,330	Richardson Electronics, Ltd.	1,028,141
		2,942,713
	Energy - 0.12%
50,308	Rosehill Resources, Inc. (a)	141,868
		141,868
	Energy & Related Services - 0.56%
37,370	Matrix Service Co. (a)	686,487
		686,487
	Engineering & Construction - 0.54%
257,828	Infrastructure & Energy Alternatives, Inc. (a)	660,040
		660,040
	Entertainment - 0.50%
425,674	DHX Media, Ltd. (a)(d)	612,971
		612,971
	Financial Services - 7.62%
98,000	First Internet Bancorp	2,065,840
142,829	Hennessy Advisors, Inc.	1,428,290
33,140	Oppenheimer Holdings, Inc. - Class A	965,700
268,776	Silvercrest Asset Management Group, Inc. - Class A	3,851,560
560,500	U.S. Global Investors, Inc. - Class A	975,270
		9,286,660
	Food - 3.20%
101,533	Crimson Wine Group, Ltd. (a)	751,344
85,000	Farmer Brothers Co. (a)	1,380,400
158,500	Landec Corp. (a)	1,770,445
		3,902,189
	Gold - 1.02%
100,000	Gold Resource Corp.	359,000
510,000	McEwen Mining, Inc.	882,300
		1,241,300
	Home Builder - 0.64%
83,500	Green Brick Partners, Inc. (a)	785,735
		785,735
	Housing - 1.57%
152,000	Legacy Housing Corp. (a)	1,913,680
		1,913,680
	Industrial - 1.18%
120,000	Spartan Motors, Inc.	1,442,400
		1,442,400
	Industrial Goods - 0.15%
300,000	Hudson Technologies, Inc. (a)	183,930
		183,930

	Insurance - 0.40%
43,052	United Insurance Holdings Corp.	487,779
		487,779
	Leisure - 2.22%
200,000	Century Casinos, Inc. (a)	1,974,000
95,000	Super League Gaming, Inc. (a)	733,400
		2,707,400
	Machinery Manufacturing - 1.07%
60,000	Graham Corp.	1,299,000
		1,299,000
	Medical Supplies & Services - 1.94%
16,000	Addus HomeCare Corp. (a)	1,289,440
269,957	BioScrip, Inc. (a)	763,978
17,000	IntriCon Corp. (a)	305,660
		2,359,078
	Minerals & Resources - 0.61%
325,000	Endeavour Silver Corp. (a)(d)	747,500
		747,500
	Oil & Gas - 0.64%
75,510	Evolution Petroleum Corp.	460,611
27,949	Goodrich Petroleum Corp. (a)	321,693
		782,304
	Oil & Gas Services - 0.91%
756,791	Profire Energy, Inc. (a)	1,104,915
		1,104,915
	Retail - 0.91%
110,000	RumbleON, Inc. (a)	513,700
172,955	TravelCenters of America, LLC (a)	596,695
		1,110,395
	Semiconductor Related Products - 4.65%
240,000	AXT, Inc. (a)	1,024,800
128,327	DSP Group, Inc. (a)	2,068,631
267,600	Photronics, Inc. (a)	2,576,988
		5,670,419
	Software - 4.24%
128,700	American Software, Inc. - Class A	1,714,284
105,000	Asure Software, Inc. (a)	950,250
22,100	Cardlytics, Inc. (a)	627,640
120,000	Immersion Corp. (a)	964,800
100,000	Zix Corp. (a)	911,000
		5,167,974
	Specialty Manufacturing - 7.05%
82,500	Federal Signal Corp.	2,569,875
100,000	Flotek Industries, Inc. (a)	307,000
15,915	LB Foster Co. (a)	384,666
346,400	LSI Industries, Inc.	1,371,744
175,033	Manitex International, Inc. (a)	1,137,714
17,053	Northwest Pipe Co. (a)	398,358
8,000	Pro-Dex, Inc. (a)	113,760
152,311	Tecnoglass, Inc.	1,084,454
48,900	Twin Disc, Inc. (a)	590,223
40,000	Verso Corp. - Class A (a)	647,200
		8,604,994

	Telecommunications - 3.68%
579,500	Ceragon Networks, Ltd. (a)(d)	1,761,680
79,652	Digi International, Inc. (a)	1,045,831
91,000	EMCORE Corp. (a)	271,180
304,043	PC-Tel, Inc.	1,404,679
		4,483,370
	Transportation - 2.61%
579,607	Radiant Logistics, Inc. (a)	3,182,042
		3,182,042
	Trucking - 0.39%
129,101	Daseke, Inc. (a)	477,674
		477,674
	Utilities - 0.11%
12,000	Pure Cycle Corp. (a)	130,440
		130,440

	TOTAL COMMON STOCKS
	(Cost $97,985,117)	119,634,588

Contracts	WARRANTS - 0.00%	Value
	Engineering - 0.00%
	Infrastructure & Energy Alternatives, Inc. Warrant;
46,400	Expiration: 05/20/2021 (a)	$1,392
	Insurance - 0.00%
	Emergent Capital, Inc. Warrant;
38,106	Expiration: 10/06/2019, Exercise Price $10.75 (a)(b)	-
	TOTAL WARRANTS (Cost $65,747)	$1,392

Shares	SHORT-TERM INVESTMENTS - 1.95%	Value
	Money Market Funds - 1.95%
2,376,611	First American Government Obligations Fund - Class X, 2.24% (c)	2,376,611
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,376,611)	2,376,611

	Total Investments (Cost $100,427,475) - 100.08%	122,012,591
	Liabilities in Excess of Other Assets - (0.08)%	(98,229)
	TOTAL NET ASSETS - 100.00%	$121,914,362

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's net assets. This security was classified as Level 2 and is deemed to be illiquid.

(c)	Variable rate security; the rate shown is the seven-day yield as of July 31, 2019
(d)	Foreign issued security.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2019

Shares	COMMON STOCKS - 98.28%	Value
	Aerospace & Defense - 1.51%
80,000	CPI Aerostructures, Inc. (a)	$628,000
		628,000
	Air Transport - 0.77%
40,119	AeroCentury Corp. (a)	320,952
		320,952
	Auto Parts & Equipment - 0.43%
70,000	Unique Fabricating, Inc.	179,900
		179,900
	Business Services - 14.20%
20,000	BG Staffing, Inc.	332,400
329,500	CynergisTek, Inc. (a)	1,403,669
235,000	DLH Holdings Corp. (a)	1,128,000
225,000	Information Services Group, Inc. (a)	612,000
32,733	Issuer Direct Corp. (a)	343,042
200,000	Medicine Man Technologies, Inc. (a)	600,000
100,000	Support.com, Inc. (a)	155,000
31,500	Transcat, Inc. (a)	750,330
60,000	USA Technologies, Inc. (a)	394,800
400,000	WidePoint Corp. (a)	170,640
		5,889,881
	Chemical & Related Products - 1.80%
66,000	Northern Technologies International Corp.	745,800
		745,800
	Chemical Manufacturing - 0.90%
100,000	Intrepid Potash, Inc. (a)	374,000
		374,000
	Computer & Electronic Product Manufacturing - 2.29%
183,595	Dynatronics Corp. (a)	282,736
80,500	PC-Tel, Inc.	371,910
975,000	Singing Machine Co., Inc. (a)	293,904
		948,550
	Computer and Electronic Product Manufacturing - 2.49%
200,000	Luna Innovations, Inc. (a)	1,030,000
		1,030,000
	Computers & Electronics - 2.16%
31,000	Napco Security Technologies, Inc. (a)	897,450
		897,450
	Construction & Engineering - 2.33%
51,000	Gencor Industries, Inc. (a)	650,760
100,000	Hill International, Inc. (a)	315,000
		965,760
	Consumer Goods - 3.71%
75,000	Jerash Holdings US, Inc.	525,000
15,000	MasterCraft Boat Holdings, Inc. (a)	249,000
35,000	Natural Alternatives International, Inc. (a)	353,150
110,000	New Age Beverages Corp. (a)	411,400
		1,538,550
	Consumer Services - 0.64%
40,000	ZAGG, Inc. (a)	265,200
		265,200
	Diversified Financials - 2.11%
75,000	Safeguard Scientifics, Inc. (a)	876,000
		876,000

	Electronic Equipment & Instruments - 1.31%
100,000	Iteris, Inc. (a)	541,000
		541,000
	Energy & Related Services - 3.06%
80,000	DHT Holdings, Inc.	452,000
150,000	Mitcham Industries, Inc. (a)	624,000
28,627	Ranger Energy Services, Inc. (a)	191,801
		1,267,801
	Engineering & Construction - 0.22%
20,000	Infrastructure & Energy Alternatives, Inc. (a)	51,200
46,793	SG Blocks, Inc. (a)	41,646
		92,846
	Environmental Services - 2.64%
290,000	Fuel Tech, Inc. (a)	310,300
325,000	Quest Resource Holding Corp. (a)	783,250
		1,093,550
	Financial Holding Company - 0.89%
100,000	CCUR Holdings, Inc. (a)	370,000
		370,000
	Financial Services - 4.28%
62,500	AMREP Corp. (a)	381,250
20,000	First Internet Bancorp	421,600
25,275	Hennessy Advisors, Inc.	252,750
50,000	Silvercrest Asset Management Group, Inc. - Class A	716,500
		1,772,100
	Food - 0.50%
30,000	Willamette Valley Vineyards, Inc. (a)	209,400
		209,400
	Health Care - 0.73%
114,500	Rockwell Medical Technologies, Inc. (a)	304,570
		304,570
	Leisure - 6.51%
80,000	Century Casinos, Inc. (a)	789,600
1,222,250	Galaxy Gaming, Inc. (a)	1,906,710
		2,696,310
	Medical Supplies & Services - 6.95%
4,000	Addus HomeCare Corp. (a)	322,360
60,000	Biomerica, Inc. (a)	211,800
50,000	Check Cap, Ltd. (a)(d)	105,000
699,000	First Choice Healthcare Solutions, Inc. (a)	139,800
38,000	Lakeland Industries, Inc. (a)	407,740
400,000	Nobilis Health Corp. (a)(d)	55,440
135,000	Sensus Healthcare, Inc. (a)	673,650
43,915	Taylor Devices, Inc. (a)	472,965
250,000	Titan Medical, Inc. (a)(d)	495,000
		2,883,755
	Oil & Gas Services - 0.97%
275,000	Profire Energy, Inc. (a)	401,500
		401,500
	Pharmaceuticals - 1.86%
127,649	ImmuCell Corp. (a)	768,447
		768,447
	Professional, Scientific, and Technical Services - 1.17%
345,702	CUI Global, Inc. (a)	259,276
300,000	Sigma Labs, Inc. (a)	228,000
		487,276

	Real Estate Investment Trusts - 4.85%
100,000	Global Self Storage, Inc.	416,000
35,000	Plymouth Industrial REIT, Inc.	650,300
190,989	Sachem Capital Corp.	943,486
		2,009,786
	Retail - 2.74%
75,595	Build-A-Bear Workshop, Inc. (a)	322,790
250,000	Superior Drilling Products, Inc. (a)	234,025
166,915	TravelCenters of America, LLC (a)	575,857
		1,132,672
	Semiconductor Related Products - 2.13%
75,000	AXT, Inc. (a)	320,250
35,000	DSP Group, Inc. (a)	564,200
		884,450
	Software - 6.99%
110,000	Asure Software, Inc. (a)	995,500
157,100	Evolving Systems, Inc. (a)	126,858
110,000	Finjan Holdings, Inc. (a)	236,500
110,000	GlobalSCAPE, Inc.	1,534,500
		2,893,358
	Specialty Manufacturing - 12.00%
35,072	Continental Materials Corp. (a)	534,497
82,193	CTI Industries Corp. (a)	240,004
110,000	Data I/O Corp. (a)	484,000
80,000	GSI Technology, Inc. (a)	657,600
60,000	Gulf Island Fabrication, Inc. (a)	429,600
9,000	Hurco Companies, Inc.	307,710
18,893	Kewaunee Scientific Corp.	344,797
45,000	Pioneer Power Solutions, Inc. (a)	240,750
100,000	Polar Power, Inc. (a)	440,000
71,900	Tecnoglass, Inc.	511,928
18,000	UFP Technologies, Inc. (a)	784,080
		4,974,966
	Telecommunications - 1.00%
416,100	Mobivity Holdings Corp. (a)	416,100
		416,100
	Utilities - 2.14%
70,000	Global Water Resources, Inc.	886,200
		886,200

	TOTAL COMMON STOCKS (Cost $37,791,264)	40,746,130

Contracts	WARRANTS - 0.00%	Value
	Medical Supplies & Services - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (b)(d)	$-
	TOTAL WARRANTS (Cost $85,000)	$-

Shares	SHORT-TERM INVESTMENTS - 1.42%	Value
	Money Market Funds - 1.42%
586,769	First American Government Obligations Fund - Class X, 2.24% (c)	586,769
	TOTAL SHORT-TERM INVESTMENTS (Cost $586,769)	586,769

	Total Investments (Cost $38,463,033) - 99.70%	41,332,899
	Other Assets in Excess of Liabilities - 0.30%	125,897
	TOTAL NET ASSETS - 100.00%	$41,458,796

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of market value or 0% of net assets.This security was classified as Level 2 and is deemed to be illiquid.

(c)	Variable rate security; the rate shown is the seven-day yield as of July 31, 2019.
(d)	Foreign issued security.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2019

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2019:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$5,384,301	$-	$-	$5,384,301
Consumer Discretionary	13,739,027	-	-	13,739,027
Consumer Staples	6,815,220	-	-	6,815,220
Energy	2,715,574	-	-	2,715,574
Financials	15,704,549	-	-	15,704,549
Health Care	4,082,651	-	-	4,082,651
Industrials	35,507,581	-	-	35,507,581
Information Technology	22,250,264	-	-	22,250,264
Materials	13,304,981	-	-	13,304,981
Utilities	130,440	-	-	130,440
Total Common Stocks	119,634,588	-	-	119,634,588
Warrants
Industrials	-	1,392	-	1,392
Total Warrants	-	1,392	-	1,392
Short Term Investments	2,376,611	-	-	2,376,611
Total Investments in Securities	$122,011,199	$1,392	$-	$122,012,591

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$416,100	$-	$-	$416,100
Consumer Discretionary	5,755,705	-	-	5,755,705
Consumer Staples	973,950	-	-	973,950
Energy	2,332,926	-	-	2,332,926
Financials	3,210,336	-	-	3,210,336
Health Care	5,107,269	-	-	5,107,269
Industrials	8,517,010	-	-	8,517,010
Information Technology	10,064,527	-	-	10,064,527
Materials	2,415,808	-	-	2,415,808
Real Estate Investment Trusts	1,066,300	-	-	1,066,300
Utilities	886,200	-	-	886,200
Total Common Stocks	40,746,130	-	-	40,746,130
Short Term Investments	586,769	-	-	586,769
Total Investments in Securities	$41,332,899	$-	$-	$41,332,899

At the beginning and during the nine months ended July 31, 2019, the Microcap Fund and the Ultra Microcap Fund did not hold any Level 3 securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

 Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewi

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
 Michael J. Corbett, President

Date     9/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
  Michael J. Corbett, President

Date       9/19/2019

By (Signature and Title)*  /s/ Mark J. Buh
Mark J. Buh, Treasurer/Principal Financial Officer

Date      9/19/2019

* Print the name and title of each signing officer under his or her signature.